Other Balance Sheet Accounts - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Equity securities	$ 471,482
Non-current restricted cash	7,100	$ 6,600
Certificates of deposit and time deposits | Long-term security deposits
Disclosure of financial assets [line items]
Equity securities	$ 3,700	$ 3,700